Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Federal income tax benefits	$ 7,515,000	$ 6,545,000	$ 5,828,000
Statutory income tax rate	34.00%
Income Tax expense related to the realized gain and loss, respectively, on sale of securities	99,000	73,000	204,000
Accrued or recognized interest or penalties related to uncertain tax positions	0	0	0
Unrecognized tax benefits	0
Period for change of unrecognized tax benefits	12 months
Deferred tax asset that we did not prevail on all uncertain tax position	11,800,000
Taxable income for which federal income tax rate in excess of statutory rate	$ 10,000,000